Property and equipment, net	12 Months Ended
Dec. 31, 2016
Property and Equipment, Net [Abstract]
Property and equipment, net

7.       Property and equipment, net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Property and Equipment	Accumulated Depreciation	Net Book Value

Balance, December 31, 2014	$26,154	$(2,267)	$23,887

- Additions in property and equipment	211	-	211
- Depreciation for the year	-	(609)	(609)
Balance, December 31, 2015	$26,365	$(2,876)	$23,489

- Additions in property and equipment	217	-	217
- Depreciation for the year	-	(592)	(592)
Balance, December 31, 2016	$26,582	$(3,468)	$23,114